Financial Instruments - Summary of Principal Foreign Currency Risk Exposures (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Net exposure (liability)	$ 78	$ (174)